Share Based Compensation	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
SHARE BASED COMPENSATION

17. SHARE BASED COMPENSATION

Share option plan

A total of 5,500,000 Class A Ordinary Shares (subject to subsequent adjustments described more fully below) may be issued pursuant to awards under the 2017 Omnibus Incentive Plan (the "2017 Share Option Plan"). Subsequent adjustments include that on each January 1, starting with January 1, 2020, an additional number of shares equal to the lesser of (i) 2% of the outstanding number of Class A Ordinary Shares (on a fully diluted basis) on the immediate preceding December 31, and (ii) such lower number of Class A Ordinary Shares as may be determined by the board of directors, subject in all cases to adjustments as provided in Section 10 of the 2017 Share Option Plan. Awards will be made pursuant to agreements and may be subject to vesting and other restrictions as determined by the board of directors.

On March 15, 2019, the Company granted 218,222 share options to directors, employees, external consultants and advisors of the Group in accordance to the 2017 Share Option Plan with an exercise price of $12.91.

A summary of the option activity as of December 31, 2019 and changes during the period is presented below:

	Number of share options	Weighted average exercise price $	Remaining contractual term in years

Outstanding, January 1, 2019	-	-	-

Granted	218,222	12.91	12.31
Outstanding, December 31, 2019	218,222	12.91	11.51
Exercisable, December 31, 2019	-	-	-

Intrinsic value is calculated as the amount by which the current market value of a share of common stock exceeds the exercise price multiplied by the number of option. The aggregate intrinsic value of options outstanding as of December 31, 2019 was approximately $642,000.

The fair value of each stock option award is estimated on the date of grant using the Black-Scholes option pricing model under the following assumptions.

Date of grant
Expected volatility	95.02%-95.15%
Risk-free interest rate	2.46%-2.49%
Expected term from grant date (in years)	6.29-7.29
Dividend rate	-
Dilution factor	0.9962
Fair value	$10.10-10.52

In connection with the grant of share options to employees and non-employees, the Group recorded share-based compensation charges of $1,180,477 and $432,355, respectively.